Perpetual Convertible Preferred Equity - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 08, 2018 USD ($) tranche $ / shares shares	Dec. 31, 2019 $ / shares
Temporary Equity [Line Items]
Redemption price per share (in usd per share) | $ / shares		$ 25.00
Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Stock price (in usd per share) | $ / shares	$ 25.00
Restricted period before transferring shares	5 years
Redemption fee (percent)		1.50%
Preferred Stock Issuance | Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Aggregate number of shares purchased (shares) | shares	10,000,000
Preferred Stock First Issuance | Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Aggregate number of shares purchased (shares) | shares	5,000,000
Sale of Stock, Number of Tranches | tranche	2
Total purchase price | $	$ 125.0
Transaction fees (percent)	3.50%
Transaction-related expenses | $	$ 0.4
Percentage of applicable varying rate (percent)	25.00%
Redemption period		5 years
Conversion period from issuance		5 years
Preferred Stock Secondary Issuance | Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Aggregate number of shares purchased (shares) | shares	5,000,000
Total purchase price | $	$ 125.0
Number of additional shares to be issued (shares) | shares	5,000,000
Conversion period from issuance		5 years
Preferred Stock, Triggering Event | Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Redemption price per share (in usd per share) | $ / shares		$ 25.00
Advisor
Temporary Equity [Line Items]
Reimbursable transaction related expenses | $	$ 0.2
Reference Period One | From and After First issuance Until Fifth Anniversary | Preferred Stock First Issuance | Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Initial annual distribution rate (percent)		6.55%
Reference Period One | From and After Second Issuance Date Until Fifth Anniversary | Preferred Stock Secondary Issuance | Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Initial annual distribution rate (percent)		6.55%
Reference Period One | From and After Reset Date | Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Initial annual distribution rate (percent)		6.75%
Reference Period Two | After First Triggering Event but Before Reset Date | Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Initial annual distribution rate (percent)		7.55%
Reference Period Two | After First Triggering Event and Also After Reset Date | Preferred Stock, Reset Date | Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Initial annual distribution rate (percent)		7.75%
Reference Period Three | Preferred Stock, Reset Date | Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Initial annual distribution rate (percent)		8.25%
Reference Period Three | Preferred Stock, Triggering Event | Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Initial annual distribution rate (percent)		8.05%